Operating Expenses - Disclosure Of Detailed Information About Components Of Operating Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Raw materials and consumables	$ 86,407	$ 11,541
Salaries and employee benefits	36,524	5,532
Contractors	31,819	2,221
Repairs and maintenance	20,195	3,783
Site administration	10,823	997
Royalties	9,451	799
Operating Expense Gross	195,219	24,873
Less: Change in inventories	(36,021)	(5,845)
Total operating expenses	$ 159,198	$ 19,028